Capital Commitments — Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Capital Commitments — Property, Plant and Equipment [Abstract]
Capital commitments — Property, plant and equipment	Note 25. Capital commitments — Property, plant and equipment The Consolidated Entity had no capital commitments for property, plant and equipment as at 31 December 2024 and 30 June 2024.	Note 31. Capital commitments — Property, plant and equipment The Consolidated Entity had no capital commitments as at 30 June 2024 and 30 June 2023.